Commitments and Contingencies - Belarusian Telecom - Additional Information (Detail) - Belarusian Telecom [member]	Aug. 28, 2008 Settlements
Disclosure of commitments and contingencies [Line Items]
License agreement term	10 years
Number of uncovered license settlements	657
Number of license settlements	22,552